Employee Benefit Plans (Details 6) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Pension Plans, Defined Benefit [Member]
Defined Benefit Plan, Net Periodic Benefit Cost [Abstract]
Defined Benefit Plan, Service Cost	$ 5,985	$ 4,762	$ 3,821
Defined Benefit Plan, Interest Cost	3,916	3,420	3,443
Defined Benefit Plan, Expected Return on Plan Assets	2,937	2,577	1,945
Defined Benefit Plan, Amortization of Prior Service Cost (Credit)	399	(171)	558
Defined Benefit Plan, Amortization of Gains (Losses)	(980)	(688)	(1,593)
Defined Benefit Plan, Net Periodic Benefit Cost, Total	8,343	6,122	7,470
Other Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plan, Net Periodic Benefit Cost [Abstract]
Defined Benefit Plan, Service Cost	1,116	847	597
Defined Benefit Plan, Interest Cost	1,035	882	674
Defined Benefit Plan, Expected Return on Plan Assets	0	0	0
Defined Benefit Plan, Amortization of Prior Service Cost (Credit)	0	0	0
Defined Benefit Plan, Amortization of Gains (Losses)	(353)	(236)	(20)
Defined Benefit Plan, Net Periodic Benefit Cost, Total	$ 2,504	$ 1,965	$ 1,291